Risks and Uncertainties	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Risks and Uncertainties

13. Risks and Uncertainties

COVID-19. A novel strain of coronavirus (COVID-19) was first identified in December 2019, and subsequently declared a pandemic by the World Health Organization. While Cyngn’s business has experienced limited disruption due to this pandemic, our leadership team continues to focus on the highest level of safety measures to protect our employees. The Company is aware COVID-19 continues to present significant uncertainty in the future economic outlook for our customers and the markets we serve.